Capital Structure and Financial Risk and Related Items - Financial assets (Details) - Financial assets at amortized cost - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Categories of financial assets recognized
Financial assets, at carrying value	$ 266	$ 518
Financial assets, at fair value	266	518
Other receivables
Categories of financial assets recognized
Financial assets, at carrying value	266	518
Financial assets, at fair value	$ 266	$ 518